Finance debt (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Opening balance	$ 23,162	$ 28,801
Proceeds from finance debt	3,072	567
Repayment of principal (*)	(1,553)	(2,335)
Repayment of interest (*)	(857)	(998)
Accrued interest (**)	943	1,014
Foreign exchange/ inflation indexation charges	(30)	410
Translation adjustment	1,054	(1,138)
Ending balance	25,791	26,321
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Opening balance	5,563	6,090
Proceeds from finance debt	1,943	557
Repayment of principal (*)	(211)	(158)
Repayment of interest (*)	(267)	(203)
Accrued interest (**)	357	240
Foreign exchange/ inflation indexation charges	18	110
Translation adjustment	848	(800)
Ending balance	8,251	5,836
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Opening balance	17,599	22,711
Proceeds from finance debt	1,129	10
Repayment of principal (*)	(1,342)	(2,177)
Repayment of interest (*)	(590)	(795)
Accrued interest (**)	586	774
Foreign exchange/ inflation indexation charges	(48)	300
Translation adjustment	206	(338)
Ending balance	$ 17,540	$ 20,485